Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments [Abstract]
Assets and Liabilities Measured on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	—	$20,143	—
U.S. Government sponsored entity securities	—	25,916	—
Agency mortgage-backed securities, residential	—	130,941	—
Interest rate swap derivatives	—	599	—

Liabilities:
Interest rate swap derivatives	—	(599)	—

	Fair Value Measurements at December 31, 2020, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	—	$18,153	—
Agency mortgage-backed securities, residential	—	94,169	—
Interest rate swap derivatives	—	928	—

Liabilities:
Interest rate swap derivatives	—	(928)	—

Assets and Liabilities Measured on Nonrecurring Basis
There were no assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2020. Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2021 are summarized below:

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial and Industrial	$—	$—	$1,983

Quantitative Information about Level 3 Inputs
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2021:

December 31, 2021	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Impaired loans:
Commercial and Industrial	$1,983	Sales approach	Adjustment to comparables and equipment comparables	0% to 25%	18.5%

Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2021 and December 31, 2020 are as follows:

		Fair Value Measurements at December 31, 2021 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$152,034	$152,034	$—	$—	$152,034
Certificates of deposit in financial institutions	2,329	—	2,329	—	2,329
Securities available for sale	177,000	—	177,000	—	177,000
Securities held to maturity	10,294	—	6,063	4,387	10,450
Loans, net	824,708	—	—	821,899	821,899
Interest rate swap derivatives	599	—	599	—	599
Accrued interest receivable	2,695	—	363	2,332	2,695

Financial Liabilities:
Deposits	1,059,908	870,626	189,796	—	1,060,422
Other borrowed funds	19,614	—	20,279	—	20,279
Subordinated debentures	8,500	—	5,657	—	5,657
Interest rate swap derivatives	599	—	599	—	599
Accrued interest payable	439	1	438	—	439

		Fair Value Measurements at December 31, 2020 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$138,303	$138,303	$—	$—	$138,303
Certificates of deposit in financial institutions	2,500	—	2,500	—	2,500
Securities available for sale	112,322	—	112,322	—	112,322
Securities held to maturity	10,020	—	4,989	5,355	10,344
Loans, net	841,504	—	—	837,387	837,387
Interest rate swap derivatives	928	—	928	—	928
Accrued interest receivable	3,319	—	283	3,036	3,319

Financial Liabilities:
Deposits	993,739	787,078	208,552	—	995,630
Other borrowed funds	27,863	—	29,807	—	29,807
Subordinated debentures	8,500	—	5,556	—	5,556
Interest rate swap derivatives	928	—	928	—	928
Accrued interest payable	1,100	1	1,099	—	1,100